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                                                      FILED PURSUANT TO RULE 497
                                                UNDER THE SECURITIES ACT OF 1933
                                                     REGISTRATION NO. 333-102134

                           AIG LIFE INSURANCE COMPANY

                               VARIABLE ACCOUNT I
                                Supplement to the
                 GALLERY VARIABLE ANNUITY PROSPECTUS May 3, 2004
                 OVATION VARIABLE ANNUITY PROSPECTUS May 3, 2004
             OVATION ADVISOR VARIABLE ANNUITY PROSPECTUS May 3, 2004

This Supplement replaces the Supplement dated December 16, 2004.

The language in the Supplement dated December 16, 2004, is hereby deleted in its entirety.

Date: January 12, 2005

                Please keep this Supplement with your Prospectus.

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